Accounts receivable	12 Months Ended
Dec. 31, 2022
Accounts receivable
Accounts receivable

4. Accounts receivable

	December 31, 2022	December 31, 2021
	$	$
Royalties receivable	1,921,670	545,494
Sales tax recoverable	78,392	-

	2,000,062	545,494

Royalties receivable represents amounts that are generally collected within 45 days of quarter-end.